Shareholders’ Deficit - Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Shareholders’ Deficit - Schedule of Stock Option Activity (Details) [Line Items]
Number, Outstanding at beginning of period	135,791	61,579	61,579	50,937
Weighted Average Exercise Price, Outstanding at beginning of period	$ 4.26	$ 6.94	$ 6.94	$ 15.57
Number, Granted during the period			75,000	48,055
Weighted Average Exercise Price, Granted during the period			$ 2.2	$ 5.84
Number, Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number, Forfeited during the period	(4,617)		(788)	(37,413)
Weighted Average Exercise Price, Forfeited during the period	$ (9.66)		$ (17.33)	$ (17.48)
Number, Outstanding at ending period	131,174		135,791	61,579
Weighted Average Exercise Price, Outstanding at ending period	$ 4.07		$ 4.26	$ 6.94
Number, Options exercisable at period-end	112,674		102,791	48,074
Weighted Average Exercise Price, Options exercisable at period-end	$ 4.15		$ 4.6	$ 6.94
Previously Reported [Member]
Shareholders’ Deficit - Schedule of Stock Option Activity (Details) [Line Items]
Number, Outstanding at beginning of period		61,574	61,574
Weighted Average Exercise Price, Outstanding at beginning of period		$ 7	$ 7
Number, Granted during the period
Weighted Average Exercise Price, Granted during the period
Number, Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number, Forfeited during the period
Weighted Average Exercise Price, Forfeited during the period
Number, Outstanding at ending period		61,574		61,574
Weighted Average Exercise Price, Outstanding at ending period		$ 7		$ 7
Number, Options exercisable at period-end		50,074
Weighted Average Exercise Price, Options exercisable at period-end		$ 7